Advantus Series Fund, Inc.

Prospectus Supplement dated May 25, 2005 to the Prospectus dated April 29,
2005

The portfolio manager information for the Real Estate Securities Portfolio which appears under the heading "Portfolio Managers" in the Prospectus is amended to read as follows:

Portfolio           Portfolio Manager       Primary       Business Experience
                    and Title               Portfolio     During Past Five Years
                                            Manager Since

Real Estate         Joesph R. Betlej        May 1, 1998    Vice President and
Securities          Portfolio Manager                      Portfolio Manager,
                                                           Advantus Capital



Investors should retain this supplement for future reference.
F63031 5-2005